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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         PRE- EFFECTIVE AMENDMENT NO.                                  [ ]

         POST-EFFECTIVE AMENDMENT NO. 93                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

         OF 1940                                                       [X]

         AMENDMENT NO. 76                                              [X]

                         (Check appropriate box or boxes.)

JANUS INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)

100 FILLMORE STREET, DENVER, COLORADO 80206-4928
Address of Principal Executive Offices           (Zip Code)

REGISTRANT'S TELEPHONE NO., INCLUDING AREA CODE:  303-333-3863

THOMAS A. EARLY - 100 FILLMORE STREET, DENVER, COLORADO 80206-4928 (Name and Address of Agent for Service)

It is proposed that this filing will become effective  (check  appropriate box):
        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
        [ ] on (date)  pursuant to paragraph  (b) of Rule 485
        [X] 60 days after filing pursuant to paragraph  (a)(1) of Rule 485
        [ ] on (date) pursuant to paragraph (a)(1)of Rule 485
        [ ] 75 days after  filing  pursuant to paragraph (a)(2) of Rule 485

        [ ] on (date) pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:
        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and statements of additional information for Janus Investment Fund, along with Part C and all Exhibits, are hereby incorporated by reference to Post-Effective Amendment No. 90 filed on January 31, 2000, Post Effective Amendment No. 91 filed on March 16, 2000, and Post-Effective Amendment No. 92 filed on March 17, 2000.

                             Janus High-Yield Fund
                  Supplement Dated June 6, 2000 to Prospectus
                             Dated January 31, 2000

THIS INFORMATION SUPPLEMENTS THE FUND'S PROSPECTUS DATED JANUARY 31, 2000. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-525-3713.

I. THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH IN THE SECTION "FEES AND EXPENSES":

SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. All Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares. However, if you sell shares of Janus High-Yield Fund you have held for 90 days or less from their date of purchase, you may pay a redemption fee.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
Sales Charges                                                               None
Redemption Fee on shares of Janus High-Yield Fund held
  90 days or less (as a % of amount redeemed)*                             1.00%

* The redemption fee may be waived in certain circumstances, as described in the Shareholder's Manual.

II. THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH IN THE SECTION "EXCHANGE POLICIES" IN THE SHAREHOLDER'S MANUAL:

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds do not permit excessive trading or market timing. Excessive purchases, redemptions, or exchanges of Fund shares disrupt portfolio management and drive expenses higher. An exchange is treated as a redemption of shares from one fund and a purchase into another fund. An exchange from Janus High-Yield Fund of shares held 90 days or less may be subject to the Fund's 1.00% redemption fee. This fee is paid to the Fund rather than Janus Capital, and is designed to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term trading. If you bought shares on different days, the shares you held the longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to any shares purchased through: (1) certain qualified plans; (2) certain broker wrap fee programs; and (3) reinvested distributions (dividends and capital gains). Janus Capital reserves the right to waive the redemption fee in other circumstances in its discretion.

III. THE FOLLOWING INFORMATION SHOULD BE ADDED BEFORE THE THIRD PARAGRAPH IN THE SECTION "PAYMENT OF REDEMPTION PROCEEDS" IN THE SHAREHOLDER'S MANUAL:

As discussed under "Exchange Policies," Janus High-Yield Fund will deduct a redemption fee of 1.00% from your redemption proceeds if you sell shares you have held 90 days or less. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the redemption fee, if applicable.

IV. THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH IN THE SECTION "PRICING OF FUND SHARES" IN THE SHAREHOLDER'S MANUAL:

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and accepted by the appropriate Fund (or the Fund's agent or authorized designee), minus any applicable redemption fee.